Related Party Transactions	11 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

Advances — Related party

From February 16, 2023 (inception) to December 31, 2023, a member advanced the company a total of $852 to cover start-up and other operating costs. These amounts are due on demand. At December 31, 2023, the balance of $2,352 of advances — related party includes the start-up and other expenses of $852 and $1,500 of reimbursable expenses to an affiliate as discussed below.

Accounts payable — related party

Commencing on the date that the Dune’s securities were first listed on Nasdaq until the earlier of the Dune’s consummation of a Business Combination or the it’s liquidation, Dune agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. As of December 31, 2023, the Company had $110,000 outstanding, for services in connection with such agreement due to related parties within Accounts payable — related party on the accompanying consolidated balance sheets.

Prior to the consummation of the Business Combination, Dune’s Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on its behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Dune’s audit committee will review on a quarterly basis all payments that were made by Dune to the Sponsor, officers or directors of Dune, or any of their affiliates. As of December 31, 2023, there was $14,868 included in accounts payable — related party and $1,500 included in due to a related party on the accompanying consolidated balance sheet.

Promissory Note — Related Party

On June 21, 2023, the Company entered into an unsecured promissory note (the “Note”) with an affiliate pursuant to which the affiliate agreed to loan the Company up to an aggregate principal amount of $250,000 for working capital purposes and to pay expenses related to the Business Combination. The Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or December 31, 2023. The Note is not convertible. As of December 31, 2023, there were $103,950 outstanding under the Note. On the Closing Date, the Company and affiliate amended the Note to (i) defer the maturity date of the Note to June 30, 2024, (ii) limit the principal amount available under the Note to $103,950. All other terms and conditions of the Note remain unchanged.

On June 21, 2023, the Company issued an unsecured promissory note (the “Sponsor Note”) to the Sponsor of Dune, which provides for borrowings from time to time of up to an aggregate of $300,000 that may be drawn by the Company and used for working capital purposes and to pay expenses related to the Business Combination. The Sponsor Note does not bear interest and is payable on the earlier of December 31, 2023 and the completion of the Business Combination. The Sponsor Note is subject to customary events of default, the occurrence of any of which automatically triggers the unpaid principal balance of the Sponsor Note and all other sums payable with regard to the Sponsor Note to become immediately due and payable. As of December 31, 2023, the Company has borrowed $170,000 under the Sponsor Note. On the Closing Date, the Company and affiliate amended the Sponsor Note to (i) defer the maturity date of the Sponsor Note to June 30, 2024, (ii) limit the principal amount available under the Sponsor Note to $170,000. All other terms and conditions of the Sponsor Note remain unchanged.